INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventories Tables
INVENTORIES

NOTE 10 -INVENTORIES

The composition of Inventories is as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Technical stock	195,530	191,864
Non-technical stock	41,136	49,499
Total	236,666	241,363

The items included in this heading are spare parts and materials that will be used mainly in consumption in in-flight and maintenance services provided to the Company and third parties, which are valued at average cost, net of provision for obsolescence, as per the following detail:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Provision for obsolescence Technical stock	21,839	31,647
Provision for obsolescenceNon-technical stock	6,488	3,429
Total	28,327	35,076

The resulting amounts do not exceed the respective net realization values.

As of December 31, 2017, the Company recorded ThUS$ 155,421 (ThUS$ 167,365 at December 31, 2016) within the income statement, mainly due to in-flight consumption and maintenance, which forms part of Cost of sales.